Summary of significant accounting policies (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Working capital		$ 11,000,000
Accumulated deficit		55,258,300		$ 49,416,584
Accumulated deficit		4,618,703	$ 2,936,534
Operating cash		2,759,308	3,439,549
Capitalized software development		395,479	434,811
Impairment of long lived assets		0		0
Deferred revenue		32,268		$ 45,235	$ 126,440
Revenue		24,028
Capitalized software amortization expense		382,931	401,555
Employee benefit plan		$ 201,956	$ 204,431
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 12,000,000.0